Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities - MYR (RM)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	RM 1,837,832	RM 1,210,992
Proceeds from borrowings	886,093	952,191
Principal	(545,986)	(325,351)
Interest charges	90,804	50,328
Subsidiary acquired
Interest paid	(90,804)	(50,328)
At end of year	2,177,939	1,837,832
Bank Borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	443,174	542,384
Proceeds from borrowings
Principal	(120,575)	(99,210)
Interest charges	13,954	25,560
Subsidiary acquired
Interest paid	(13,954)	(25,560)
At end of year	322,599	443,174
Lease liabilities [member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	744,959
Proceeds from borrowings	886,093	952,191
Principal	(375,712)	(207,232)
Interest charges	30,288	24,768
Subsidiary acquired
Interest paid	(30,288)	(24,768)
At end of year	1,255,340	744,959
Other Borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	649,699	668,608
Proceeds from borrowings
Principal	(49,699)	(18,909)
Interest charges	46,562
Subsidiary acquired
Interest paid	(46,562)
At end of year	RM 600,000	RM 649,699